Cash and Cash Equivalents and Financial Investments - Cash and cash equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents and financial investments details [abstract]
Cash and bank deposits In local currency	R$ 182,237	R$ 117,231
In foreign currency	102,755	88,251
Fixed-income securities	1,780,939	3,722,308
Fixed-income securities	49,448	11,161
Total cash and cash equivalents	R$ 2,115,379	R$ 3,938,951	R$ 5,002,004	R$ 4,274,158